Note 3: Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

(Dollars in millions)	2012	2011
Discontinued Operations:
Net sales	$2,075	$2,436

Income from operations	$171	$255
Income tax expense	(65)	(97)
Income from operations, net of income taxes	106	158

Gain on disposal	861	-
Income tax expense	(677)	-
Net income from discontinued operations	$290	$158

(Dollars in millions)
Assets
Cash and cash equivalents	$17
Accounts receivable, net	284
Inventories and contracts in progress, net	155
Future income tax benefits, current	5
Other assets, current	7
Future income tax benefits	2
Fixed assets, net	224
Goodwill	276
Intangible assets, net	14
Other assets	87
Assets held for sale	$1,071
Liabilities
Short-term borrowings	$1
Accounts payable	111
Accrued liabilities	258
Future pension and postretirement benefit obligations	3
Other long-term liabilities	48
Liabilities held for sale	$421